Parent company only condensed financial information - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	¥ 4,260,533	¥ 4,576,820
Total current assets	30,663,562	34,174,847
Non-current assets
Investment in equity investees	1,912,803	1,907,171	¥ 1,184,196	¥ 1,447,472
Intangible assets, net	381,749	996,941
Total non-current assets	17,713,482	25,569,091
Total assets	48,377,044	59,743,938
Current liabilities
Accruals and other payables	2,533,642	2,660,157
Total current liabilities	23,642,737	28,637,649
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	104,830	106,563
Convertible debt	0	774,703
Total non-current liabilities	4,978,086	10,797,852
Total liabilities	28,620,823	39,435,501
Shareholders' Equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 72,739,966 shares and 73,761,089 issued and outstanding as of December 31, 2018 and 2019, respectively)	20	19
Treasury shares	(241,572)	(333,985)
Accumulated other comprehensive income	650,773	601,423
Accumulated deficit	(3,312,204)	(2,124,549)
Total shareholders' equity	9,983,582	11,130,317
Total liabilities and shareholders' equity	48,377,044	59,743,938
Parent Company [Member]
Current assets
Cash and cash equivalents	4,206	44,056	¥ 66,662	¥ 154,020
Prepayments and other receivables	35,645	44,969
Total current assets	39,851	89,025
Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	6,261,629	6,860,452
Investment in equity investees	0	25,914
Intangible assets, net	171,467	801,347
Due from subsidiaries, VIEs and subsidiaries of VIEs	5,437,103	6,165,296
Total non-current assets	11,870,199	13,853,009
Total assets	11,910,050	13,942,034
Current liabilities
Accruals and other payables	50,640	57,874
Total current liabilities	50,640	57,874
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	1,875,828	1,979,140
Convertible debt	0	774,703
Total non-current liabilities	1,875,828	2,753,843
Total liabilities	1,926,468	2,811,717
Shareholders' Equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 72,739,966 shares and 73,761,089 issued and outstanding as of December 31, 2018 and 2019, respectively)	20	19
Additional paid-in capital	12,664,018	12,782,826
Treasury shares	(241,572)	(333,985)
Statutory reserve	222,547	204,583
Accumulated other comprehensive income	650,773	601,423
Accumulated deficit	(3,312,204)	(2,124,549)
Total shareholders' equity	9,983,582	11,130,317
Total liabilities and shareholders' equity	¥ 11,910,050	¥ 13,942,034